Financial Instruments (Schedule Of Fair Values Of Derivative Contracts Outstanding) (Details) (Fair Value, Level 2 [Member], USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Financial Instruments [Line Items]
Fair value of long-term debt	$ 4,492	$ 4,727
Fair value of long-term debt compared with carrying value	411	405
Foreign Currency [Member]
Financial Instruments [Line Items]
Fair value of derivative assets	32	18
Fair value of derivative liabilities	20	17
Commodity [Member]
Financial Instruments [Line Items]
Fair value of derivative assets	1	2
Fair value of derivative liabilities	$ 10	$ 8